UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
    -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
    -----------------------------------------------------------------------
                    (Address of principal executive offices)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
    -----------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                       Date of fiscal year end: March 31
                                               ----------

                    Date of reporting period: March 31, 2017
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund VI
-----------------------------------

First Trust Nasdaq Bank ETF (FTXO)
First Trust Nasdaq Food & Beverage ETF (FTXG)
First Trust Nasdaq Oil & Gas ETF (FTXN)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
First Trust Nasdaq Retail ETF (FTXD)
First Trust Nasdaq Semiconductor ETF (FTXL)
First Trust Nasdaq Transportation ETF (FTXR)

----------------------------
       Annual Report
       for the Period
     September 20, 2016
(Commencement of Operations)
          through
       March 31, 2017
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                                 ANNUAL REPORT
                                 MARCH 31, 2017

Shareholder Letter ..........................................................  2
Market Overview .............................................................  3
Fund Performance Overview
      First Trust Nasdaq Bank ETF (FTXO) ....................................  4
      First Trust Nasdaq Food & Beverage ETF (FTXG) .........................  6
      First Trust Nasdaq Oil & Gas ETF (FTXN) ...............................  8
      First Trust Nasdaq Pharmaceuticals ETF (FTXH) ......................... 10
      First Trust Nasdaq Retail ETF (FTXD) .................................. 12
      First Trust Nasdaq Semiconductor ETF (FTXL) ........................... 14
      First Trust Nasdaq Transportation ETF (FTXR) .......................... 16
Notes to Fund Performance Overview .......................................... 18
Understanding Your Fund Expenses ............................................ 19
Portfolio of Investments
      First Trust Nasdaq Bank ETF (FTXO) .................................... 21
      First Trust Nasdaq Food & Beverage ETF (FTXG) ......................... 22
      First Trust Nasdaq Oil & Gas ETF (FTXN) ............................... 23
      First Trust Nasdaq Pharmaceuticals ETF (FTXH) ......................... 24
      First Trust Nasdaq Retail ETF (FTXD) .................................. 25
      First Trust Nasdaq Semiconductor ETF (FTXL) ........................... 26
      First Trust Nasdaq Transportation ETF (FTXR) .......................... 27
Statements of Assets and Liabilities ........................................ 28
Statements of Operations .................................................... 30
Statements of Changes in Net Assets ......................................... 32
Financial Highlights ........................................................ 34
Notes to Financial Statements ............................................... 41
Report of Independent Registered Public Accounting Firm ..................... 47
Additional Information ...................................................... 48
Board of Trustees and Officers .............................................. 51
Privacy Policy .............................................................. 53

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the "Trust") described in this report (each series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2017


Dear Shareholders:

Thank you for your investment in the series of First Trust Exchange-Traded Fund VI (the "Trust") described in this report, that launched in September of 2016.

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this annual report which contains detailed information about your investment since its inception including a market overview and a performance analysis for the period. Additionally, First Trust has compiled the financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he is about to hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how his presidency will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans, and his message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of March 31, 2017, the Index was up 6.07% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through March 31, 2017) is the second longest in history, but lags the longest bull market by 4.25 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                                 ANNUAL REPORT
                                 MARCH 31, 2017

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

The most recent International Monetary Fund ("IMF") global economic growth forecast (released mid-April) indicates that the IMF sees global GDP growth expanding by 3.5% in 2017 and 3.6% in 2018, while its U.S. GDP growth forecast calls for 2.3% in 2017 and 2.5% in 2018, according to Bloomberg.

Mergermarket's 2017 Q1 Global Trend Report revealed that the total value of global mergers and acquisitions ("M&A") activity (announced) for the six-month period ended March 31, 2017, was $1.78 trillion, down slightly from the $1.82 trillion worth of deals announced for the six-month period ended March 31, 2016, according to its own release. We believe that is encouraging considering that 2015 and 2016 were two of the three biggest years for M&A deal volume over the past decade. In the first quarter of 2017, volume totaled $678.5 billion, up 8.9% from $622.9 billion in the first quarter of 2016, an indication that the economic climate is still conducive for making acquisitions, in our opinion.

ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds/exchange-traded products ("ETFs/ETPs") listed globally reached a record high $3.91 trillion in March 2017, according to its own release of preliminary data. Total assets invested in U.S. ETFs/ETPs stood at record high $2.80 trillion. The U.S. market represented 71.6% of all ETF/ETP assets under management at the end of March 2017.

STATE OF EQUITIES MARKETS

From September 20, 2016 (inception) through March 31, 2017, the NASDAQ US Benchmark Index posted a total return of 11.85%, according to Bloomberg. For comparative purposes, from 1926 through 2016, the average annual total return on the S&P 500(R) Index was 10.04%, according to Ibbotson Associates/Morningstar. Since inception, five of the seven sector indices featured in this report posted gains, with returns ranging from as low as -0.76% to as high as 30.43%.

For the 12-month period ended March 31, 2017, U.S. investors funneled a net estimated $26.3 billion into Sector Equity funds (open-end funds and exchange-traded funds), according to Morningstar. Of the net estimated $26.3 billion, $57.3 billion of it went into passive funds, while investors liquidated $31.0 billion from active funds.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST NASDAQ BANK ETF (FTXO)

The First Trust Nasdaq Bank ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq US Smart Banks Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTXO." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Fund invests in securities issued by banks, as classified by the Index Provider using the Industry Classification Benchmark ("ICB"), which includes companies providing a broad range of financial services, including retail banking, loans and money transmissions. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the banking sector. The Index is designed to select bank stocks from the NASDAQ US Benchmark Index (the "Base Index") based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/20/16)
                                                                 to 3/31/17

FUND PERFORMANCE
 NAV                                                               29.89%
 Market Price                                                      29.99%

INDEX PERFORMANCE
 Nasdaq US Smart Banks Index                                       30.43%
 NASDAQ US Benchmark Banks Index                                   31.32%
 NASDAQ US Benchmark Index                                         11.85%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 18.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 29.89% during the period covered by this report. During the same period, the benchmark NASDAQ US Benchmark Index generated a return of 11.85%. Banking securities comprised close to 100% of the Fund. Several names contributed well to the Fund's return including PNC Financial Services Group (2.7% contribution), JPMorgan Chase & Co. (2.5% contribution), and Fifth Third Bancorp (2.3% contribution). SVB Financial Group was the top performing security with a 72.5% return, but due to its lower 1.3% allocation its contribution was minimized to 0.6%. Texas Capital Bancshares, Inc. was the largest deterrent to the Fund's return with a -0.1% contribution, stemming from its -4.0% return and 0.1% allocation. On a relative basis, the Fund outperformed the benchmark. Banking securities created 18.7% of outperformance as the Fund held these well performing (30.3% return) securities at a 91.9% greater weighting than the benchmark. New York Community Bancorp was the top negatively impacting security to the relative underperformance, with a -0.3% impact due to its -17.3% lower return over the period than the benchmark.


-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ BANK ETF (FTXO) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                  100.0%
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
JPMorgan Chase & Co.                          8.2%
Regions Financial Corp.                       8.0
PNC Financial Services Group, Inc.            8.0
U.S. Bancorp                                  7.9
SunTrust Banks, Inc.                          7.8
Citigroup, Inc.                               4.2
Wells Fargo & Co.                             4.1
Bank of America Corp.                         4.0
Zions Bancorporation                          3.9
BB&T Corp.                                    3.9
                                            ------
      Total                                  60.0%
                                            ======


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           SEPTEMBER 20, 2016 - MARCH 31, 2017

            First Trust        Nasdaq US Smart    NASDAQ US                NASDAQ US
            Nasdaq Bank ETF    Banks Index        Benchmark Banks Index    Benchmark Index
9/20/16     $10,000            $10,000            $10,000                  $10,000
9/30/16      10,062             10,062              9,970                   10,147
3/31/17      12,988             13,043             13,132                   11,185

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
9/21/16 - 3/31/17         98          0          0          0            34          1          0          0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ FOOD & BEVERAGE ETF (FTXG)

The First Trust Nasdaq Food & Beverage ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq US Smart Food & Beverage Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTXG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Fund invests in securities issued by food and beverage companies, as classified by the Index Provider using the Industry Classification Benchmark ("ICB"), which include brewers, distillers and vintners; manufacturers, distributors and packagers of food and beverage products; and companies that grow crops or raise livestock, operate fisheries or own non-tobacco plantations. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the food and beverage sector. The Index is designed to select food and beverage stocks from the NASDAQ US Benchmark Index (the "Base Index") based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/20/16)
                                                                 to 3/31/17

FUND PERFORMANCE
 NAV                                                                3.91%
 Market Price                                                       4.01%

INDEX PERFORMANCE
 Nasdaq US Smart Food & Beverage Index                              4.28%
 NASDAQ US Benchmark Food & Beverage Index                          3.78%
 NASDAQ US Benchmark Index                                         11.85%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 18.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 3.91% during the period covered by this report. During the same period, the benchmark NASDAQ US Benchmark Index generated a return of 11.85%. The Food Products industry comprised the majority of the Fund over the period at an average of 67.0%, followed by Beverages at an average of 26.9%. Food Products had a 2.5% return and contributed 1.9% to the Fund's return. Bunge Limited was the top performing Food Products security with a 33.0% return and 1.7% contribution. Tyson Foods, Inc. Class A was the worst performing Food Products security with a -17.9% return and a -1.6% contribution. The Beverages industry had a 2.5% return and contributed 0.4% to the Fund's return. Dr. Pepper Snapple Group, Inc. was the top performing Beverages security with an 8.4% return, while Molson Coors Brewing Co. was the worst performing Beverages security with a -8.2% return. On a relative basis, the Fund underperformed the benchmark. The Food Products industry created -5.2% of drag as securities amongst this relatively poor performing industry were given a 65.2% greater allocation than the benchmark. Amongst this industry, Tyson Foods, Inc. Class A was the top contributing security to the relative drag with a -2.1% contribution, followed by General Mills, Inc. with a -1.3% contribution. Both of these poor performing securities were given a heavier weighting than the benchmark. Bunge Limited reversed 1.0% of the underperformance by allocating 6.3% more weighting to this 33.0% returning security.


-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ FOOD & BEVERAGE ETF (FTXG) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Staples                             92.1%
Consumer Discretionary                        4.9
Financials                                    3.0
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
PepsiCo, Inc.                                 8.2%
Archer-Daniels-Midland Co.                    8.0
Bunge Ltd.                                    7.9
JM Smucker (The) Co.                          7.2
Dr. Pepper Snapple Group, Inc.                6.8
Nutrisystem, Inc.                             4.9
Coca-Cola (The) Co.                           4.1
Ingredion, Inc.                               4.0
Pinnacle Foods, Inc.                          3.9
Tyson Foods, Inc., Class A                    3.7
                                            ------
     Total                                   58.7%
                                            ======

                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                SEPTEMBER 20, 2016 - MARCH 31, 2017

            First Trust Nasdaq     Nasdaq US Smart          NASDAQ US Benchmark      NASDAQ US
            Food & Beverage ETF    Food & Beverage Index    Food & Beverage Index    Benchmark Index
9/20/16     $10,000                $10,000                  $10,000                  $10,000
9/30/16      10,110                 10,113                   10,157                   10,147
3/31/17      10,391                 10,429                   10,377                   11,185

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
9/21/16 - 3/31/17        117          0          0          0            15          1          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ OIL & GAS ETF (FTXN)

The First Trust Nasdaq Oil & Gas ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq US Smart Oil & Gas Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTXN." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Fund invests in securities issued by oil and gas companies, as classified by the Index Provider using the Industry Classification Benchmark ("ICB"), which include companies engaged in the exploration for and drilling, production, refining, distribution and retail sales of oil and gas products; suppliers of equipment and services to oil fields and offshore platforms; and oil and gas pipeline operators. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the oil and gas sector. The Index is designed to select oil and gas stocks from the NASDAQ US Benchmark Index (the "Base Index") based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/20/16)
                                                                 to 3/31/17

FUND PERFORMANCE
 NAV                                                                4.75%
 Market Price                                                       4.75%

INDEX PERFORMANCE
 Nasdaq US Smart Oil & Gas Index                                    5.00%
 NASDAQ US Benchmark Oil & Gas Index                                6.03%
 NASDAQ US Benchmark Index                                         11.85%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 18.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 4.75% during the period covered by this report. During the same period, the benchmark NASDAQ US Benchmark Index generated a return of 11.85%. The Oil Gas & Consumable Fuels industry comprised 76.4% of the Fund during the period, which generated 1.0% of return for the Fund, stemming from its 1.8% return. Within this industry, Chevron Co., was given an average 8.3% allocation to the Fund and contributed 0.7% due to its 9.9% return. EQT Co., on the other hand, contributed -0.7% to the Fund's return due to its 2.7% allocation and -21.9% return. The Energy Equipment & Services industry was held at an average 19.4% weighting over the period and had a 11.6% return, which created 1.8% of contribution to the Fund's return. On a relative basis, the Fund underperformed the benchmark. The majority of the underperformance is attributable to the Oil Gas & Consumable Fuels industry where the Fund was given a 70.7% greater allocation than the benchmark and had a -1.2% lower return.


-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ OIL & GAS ETF (FTXN) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Energy                                      100.0%
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Exxon Mobil Corp.                             8.2%
Chevron Corp.                                 7.8
Targa Resources Corp.                         7.3
Oasis Petroleum Inc.                          7.3
Valero Energy Corp.                           6.8
ConocoPhillips                                4.2
Marathon Petroleum Corp.                      4.2
Phillips 66                                   4.1
EOG Resources, Inc.                           4.1
Schlumberger, Ltd.                            4.0
                                            ------
     Total                                   58.0%
                                            ======

                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            SEPTEMBER 20, 2016 - MARCH 31, 2017

            First Trust Nasdaq     Nasdaq US Smart    NASDAQ US Benchmark    NASDAQ US
            Oil & Gas ETF          Oil & Gas Index    Oil & Gas Index        Benchmark Index
9/20/16     $10,000                $10,000            $10,000                $10,000
9/30/16      10,554                 10,557             10,590                 10,147
3/31/17      10,474                 10,501             10,603                 11,185

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
9/21/16 - 3/31/17         86          4          0          0            43          0          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ PHARMACEUTICALS ETF (FTXH)

The First Trust Nasdaq Pharmaceuticals ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq US Smart Pharmaceuticals Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTXH." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Fund invests in securities issued by pharmaceuticals companies, as classified by the Index Provider using the Industry Classification Benchmark ("ICB"), which include manufacturers of prescription or over-the-counter drugs, such as aspirin, cold remedies and birth control pills as well as vaccine producers. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the pharmaceuticals sector. The Index is designed to select pharmaceuticals stocks from the NASDAQ US Benchmark Index (the "Base Index") based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/20/16)
                                                                 to 3/31/17

FUND PERFORMANCE
 NAV                                                               -1.10%
 Market Price                                                      -1.10%

INDEX PERFORMANCE
 Nasdaq US Smart Pharmaceuticals Index                             -0.76%
 NASDAQ US Benchmark Pharmaceuticals Index                          3.91%
 NASDAQ US Benchmark Index                                         11.85%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 18.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -1.10% during the period covered by this report. During the same period, the benchmark NASDAQ US Benchmark Index generated a return of 11.85%. The Pharmaceuticals industry comprised the majority of the Fund at a 69.5% average allocation over the period. This industry had a -7.8% return leading to a contribution of -6.5% to the Fund's return. Among this industry, Cempra, Inc. was the worst performing security with a -84.8% return and a -3.3% contribution. ARIAD Pharmaceuticals, Inc. was the top performing security with a 75.3% return and a 3.2% contribution. Securities amongst the Biotechnology industry were given an 18.9% allocation over the period and had a 6.5% return, which led to a 1.3% contribution. Sage Therapeutics, Inc. had a notably high return of 53.6% and contributed 1.2% to the Fund's return. Radius Health, Inc., on the other hand, had a -31.9% return and contributed -0.8% to the Fund's return. On a relative basis, the Fund underperformed the benchmark. The primary cause of the underperformance is attributable to the Fund's holdings amongst the Pharmaceutical industry. The Fund held this industry at a 64% greater weighting than the benchmark and underperformed by -10.1%, leading to -10.5% of relative drag. The Biotechnology industry had a minimal impact of -0.4% to the relative underperformance, due to its relatively lower weighting and return. No industry over the period created positive relative outperformance.


-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ PHARMACEUTICALS ETF (FTXH) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
 Health Care                                100.0%
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Johnson & Johnson                             8.2%
Pfizer, Inc.                                  8.1
Zoetis, Inc.                                  8.1
Abbott Laboratories                           7.9
Merck & Co., Inc.                             7.8
Jazz Pharmaceuticals PLC                      4.4
Sage Therapeutics, Inc.                       4.3
AbbVie, Inc.                                  4.3
Eli Lilly & Co.                               4.1
Ironwood Pharmaceuticals, Inc.                4.1
                                            ------
      Total                                  61.3%
                                            ======

                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                SEPTEMBER 20, 2016 - MARCH 31, 2017

            First Trust Nasdaq     Nasdaq US Smart          NASDAQ US Benchmark      NASDAQ US
            Pharmaceuticals ETF    Pharmaceuticals Index    Pharmaceuticals Index    Benchmark Index
9/20/16     $10,000                $10,000                  $10,000                  $10,000
9/30/16       9,866                  9,870                    9,959                   10,147
3/31/17       9,890                  9,924                   10,391                   11,185

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
9/21/16 - 3/31/17         62          0          1            0          70          0          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ RETAIL ETF (FTXD)

The First Trust Nasdaq Retail ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq US Smart Retail Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTXD." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Fund invests in securities issued by retail companies, as classified by the Index Provider using the Industry Classification Benchmark ("ICB"), which include companies engaged in the direct sale of goods or services to the public, including online marketplaces. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the retail sector. The Index is designed to select retail stocks from the NASDAQ US Benchmark Index (the "Base Index") based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/20/16)
                                                                 to 3/31/17

FUND PERFORMANCE
 NAV                                                               -0.45%
 Market Price                                                      -0.34%

INDEX PERFORMANCE
 Nasdaq US Smart Retail Index                                      -0.12%
 NASDAQ US Benchmark Retail Index                                   6.88%
 NASDAQ US Benchmark Index                                         11.85%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 18.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -0.45% during the period covered by this report. During the same period, the benchmark NASDAQ US Benchmark Index generated a return of 11.85%. The Specialty Retail industry comprised the majority of the Fund over the period at 53.8%, followed by Food & Staples Retailing at 23.4%, and Multiline Retailing at 16.1%. Specialty Retail had a 5.4% return and contributed 2.8% to the Fund's return. Best Buy Co., Inc. was the largest Specialty Retail security with an average 7.8% weighting over the period and was the top contributing security at 1.9%, stemming from its relatively good return of 30.2%. The Multiline Retail industry contributed -4.0% to the Fund's return due to its -15.9% return. Securities like Target Co. (-1.9% contribution) and Kohl's Co. (-1.0% contribution) were the leading contributors to the industry's negative contribution. On a relative basis, the Fund underperformed the benchmark. The primary cause of the relative underperformance is attributable to securities amongst the Multiline Retail industry. Target Co. alone created -2.4% of drag as the Fund held this security at a 5.2% greater allocation than the benchmark. Likewise, another -1.6% of drag is attributable to the Fund's 4.7% greater allocation to Kohl's Co. over the period. A total of -5.7% of relative underperformance is attributable to the Multiline Retail industry. Best Buy Co., Inc. reversed 1.1% of underperformance as the Fund held this well performing security at a 7.8% greater weighting.


-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ RETAIL ETF (FTXD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       63.6%
Consumer Staples                             27.5
Health Care                                   4.9
Information Technology                        4.0
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Wal-Mart Stores, Inc.                         8.1%
Home Depot (The), Inc.                        7.8
Best Buy Co., Inc.                            7.0
Costco Wholesale Corp.                        6.2
Tiffany & Co.                                 5.7
eBay, Inc.                                    4.0
Sysco Corp.                                   3.9
Walgreens Boots Alliance, Inc.                3.8
Ross Stores, Inc.                             3.7
Big Lots, Inc.                                3.7
                                            ------
     Total                                   53.9%
                                            ======

                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               SEPTEMBER 20, 2016 - MARCH 31, 2017

            First Trust Nasdaq     Nasdaq US Smart     NASDAQ US                  NASDAQ US
            Retail ETF             Retail Index        Benchmark Retail Index     Benchmark Index
9/20/16     $10,000                $10,000             $10,000                    $10,000
9/30/16      10,000                  9,998              10,192                     10,147
3/31/17       9,955                  9,987              10,688                     11,185

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
9/21/16 - 3/31/17         91          0          0          0            42          0          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ SEMICONDUCTOR ETF (FTXL)

The First Trust Nasdaq Semiconductor ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq US Smart Semiconductor Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTXL." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Fund invests in securities issued by semiconductor companies, as classified by the Index Provider using the Industry Classification Benchmark ("ICB"), which include producers and distributors of semiconductors and other integrated chips, including other products related to the semiconductor industry, such as semiconductor capital equipment and motherboards. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the semiconductor sector. The Index is designed to select semiconductor stocks from the NASDAQ US Benchmark Index (the "Base Index") based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/20/16)
                                                                 to 3/31/17

FUND PERFORMANCE
 NAV                                                               25.92%
 Market Price                                                      25.97%

INDEX PERFORMANCE
 Nasdaq US Smart Semiconductor Index                               26.43%
 NASDAQ US Benchmark Semiconductors Index                          15.81%
 NASDAQ US Benchmark Index                                         11.85%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 18.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 25.92% during the period covered by this report. During the same period, the benchmark NASDAQ US Benchmark Index generated a return of 11.85%. The Fund was mainly comprised of securities amongst the Semiconductors & Semiconductor Equipment industry at 88.7%. The industry had a 25.1% return, which led to a 22.2% contribution to the Fund's return. Amongst this industry, Advanced Micro Devices, Inc. was the top performing security with a 131.3% return, while QUALCOMM, Inc. was the worst performing security with a -8.2% return. On a relative basis, the Fund outperformed the benchmark. The Semiconductors & Semiconductor Equipment industry created 12.3% of relative outperformance as the industry boasted an impressive 25.1% return and was given an 85.9% greater allocation than the benchmark. Several names contributed to the industries outperformance including Advanced Micro Devices, Inc. (+3.0% contribution), NVIDIA Corp. (+2.4% contribution), and Micron Technology, Inc. (+1.8% contribution). Intel Corp. reversed -1.0% of outperformance as the security was given a 6.9% greater weighting than the benchmark.


-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ SEMICONDUCTOR ETF (FTXL) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                      100.0%
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Lam Research Corp.                            8.1%
Texas Instruments, Inc.                       8.0
Intel Corp.                                   7.6
ON Semiconductor Corp.                        6.8
InterDigital, Inc.                            5.9
Micron Technology, Inc.                       4.7
Applied Materials, Inc.                       4.1
Amkor Technology, Inc.                        4.0
MKS Instruments, Inc.                         4.0
Skyworks Solutions, Inc.                      4.0
                                            ------
      Total                                  57.2%
                                            ======

                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               SEPTEMBER 20, 2016 - MARCH 31, 2017

            First Trust Nasdaq     Nasdaq US Smart        NASDAQ US Benchmark     NASDAQ US
            Semiconductor ETF      Semiconductor Index    Semiconductors Index    Benchmark Index
9/20/16     $10,000                $10,000                $10,000                 $10,000
9/30/16      10,361                 10,367                 10,373                  10,147
3/31/17      12,592                 12,644                 11,580                  11,185

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
9/21/16 - 3/31/17        106         15          0          0            11          1          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ TRANSPORTATION ETF (FTXR)

The First Trust Nasdaq Transportation ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq US Smart Transportation Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTXR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Fund invests in securities issued by transportation companies, as classified by the Index Provider using the Industry Classification Benchmark ("ICB"), which include: delivery services, shipping and marine transportation companies, railroads, trucking companies and companies providing services to the transportation sector, including companies that manage airports, train depots, roads, bridges, tunnels, ports, and providers of logistic services to shippers of goods; manufacturers and distributors of automobiles, auto parts and tires; and airlines providing primarily passenger air transport. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the transportation sector. The Index is designed to select transportation stocks from the NASDAQ US Benchmark Index (the "Base Index") based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/20/16)
                                                                 to 3/31/17

FUND PERFORMANCE
 NAV                                                               14.97%
 Market Price                                                      15.12%

INDEX PERFORMANCE
 Nasdaq US Smart Transportation Index                              15.37%
 NASDAQ US Benchmark Industrial Transportation Index               16.14%
 NASDAQ US Benchmark Index                                         11.85%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 18.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 14.97% during the period covered by this report. During the same period, the benchmark NASDAQ US Benchmark Index generated a return of 11.85%. The Road & Rail industry comprised 28.2% of the Fund, followed by Airlines at 23.4%, and then Air Freight & Logistics at 16.1%. Road & Rail securities contributed 5.5% to the Fund's return, stemming from their 19.5% return. Airline securities contributed 4.5% to the Fund's return, stemming from their 28.9% return. CSX Corp., held within the Road & Rail industry, was the top performing security within the Fund with a 58.1% return and a 1.6% contribution. Genuine Parts Co., within the Distributors industry, was the worst performing security within the Fund with a -6.2% return and a -0.3% contribution. Airline securities were the top performing securities with a 28.9% return, led by Southwest Airline Co. (+46.2% return), and United Continental Holdings, Inc. (+40.6% return). On a relative basis, the Fund outperformed the benchmark. The majority of the relative outperformance is attributable to securities amongst the Road & Rail industry. Relative outperformance of 2.4% was created by this well performing industry due to overweighting the benchmark by 27.3%. Likewise, Airlines securities created 2.3% of relative outperformance by overweighting the benchmark by 21.7%. Securities amongst the Distributors industry, made up entirely of LKQ Corp. (-3.5% return) and Genuine Parts Co. (-6.2% return), reversed -0.7% of outperformance as the Fund over weighted these securities by 4.0%, relative to the benchmark.


-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ TRANSPORTATION ETF (FTXR) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  67.7%
Consumer Discretionary                       30.8
Energy                                        1.5
                                            ------
    Total                                   100.0%
                                            ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
General Motors Co.                            8.0%
CSX Corp.                                     8.0
United Continental Holdings, Inc.             7.9
American Airlines Group, Inc.                 7.6
Ford Motor Co.                                7.3
United Parcel Service, Inc., Class B          4.2
Expeditors International of Washington, Inc.  4.2
Lear Corp.                                    4.1
CH Robinson Worldwide, Inc.                   4.0
Alaska Air Group, Inc.                        3.9
                                            ------
     Total                                   59.2%
                                            ======

                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     SEPTEMBER 20, 2016 - MARCH 31, 2017

            First Trust Nasdaq     Nasdaq US Smart         NASDAQ US Benchmark                NASDAQ US
            Transportation ETF     Transportation Index    Industrial Transportation Index    Benchmark Index
9/20/16     $10,000                $10,000                 $10,000                            $10,000
9/30/16      10,301                 10,303                  10,384                             10,147
3/31/17      11,498                 11,536                  11,615                             11,185

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through March 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
9/21/16 - 3/31/17         91          7          0          0            34          1          0          0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND VI

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2017 (UNAUDITED)

As a shareholder of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF or First Trust Nasdaq Transportation ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED
                                                                                            EXPENSE RATIO
                                                     BEGINNING              ENDING          BASED ON THE        EXPENSES PAID
                                                   ACCOUNT VALUE        ACCOUNT VALUE         SIX MONTH           DURING THE
                                                  OCTOBER 1, 2016       MARCH 31, 2017         PERIOD        SIX MONTH PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ BANK ETF (FTXO)
Actual                                               $1,000.00            $1,291.10             0.60%               $3.43
Hypothetical (5% return before expenses)             $1,000.00            $1,021.94             0.60%               $3.02

FIRST TRUST NASDAQ FOOD & BEVERAGE ETF (FTXG)
Actual                                               $1,000.00            $1,027.80             0.60%               $3.03
Hypothetical (5% return before expenses)             $1,000.00            $1,021.94             0.60%               $3.02

FIRST TRUST NASDAQ OIL & GAS ETF (FTXN)
Actual                                               $1,000.00            $  992.40             0.61%               $3.03
Hypothetical (5% return before expenses)             $1,000.00            $1,021.89             0.61%               $3.07

FIRST TRUST NASDAQ PHARMACEUTICALS ETF (FTXH)
Actual                                               $1,000.00            $1,002.40             0.60%               $3.00
Hypothetical (5% return before expenses)             $1,000.00            $1,021.94             0.60%               $3.02

FIRST TRUST NASDAQ RETAIL ETF (FTXD)
Actual                                               $1,000.00            $  995.50             0.61%               $3.03
Hypothetical (5% return before expenses)             $1,000.00            $1,021.89             0.61%               $3.07

FIRST TRUST EXCHANGE-TRADED FUND VI

MARCH 31, 2017 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED
                                                                                            EXPENSE RATIO
                                                     BEGINNING              ENDING          BASED ON THE        EXPENSES PAID
                                                   ACCOUNT VALUE        ACCOUNT VALUE         SIX MONTH           DURING THE
                                                  OCTOBER 1, 2016       MARCH 31, 2017         PERIOD        SIX MONTH PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ SEMICONDUCTOR ETF (FTXL)
Actual                                               $1,000.00            $1,215.30             0.60%               $3.31
Hypothetical (5% return before expenses)             $1,000.00            $1,021.94             0.60%               $3.02

FIRST TRUST NASDAQ TRANSPORTATION ETF (FTXR)
Actual                                               $1,000.00            $1,116.20             0.61%               $3.22
Hypothetical (5% return before expenses)             $1,000.00            $1,021.89             0.61%               $3.07


(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (October 1, 2016 through March 31, 2017), multiplied by 182/365 (to reflect the one-half year period).

FIRST TRUST NASDAQ BANK ETF (FTXO)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

SHARES      DESCRIPTION                               VALUE
----------  -----------------------------------  ---------------
COMMON STOCKS -- 99.7%
            BANKS -- 98.1%
 1,752,690  Bank of America Corp.                $    41,345,957
   325,507  Bank of The Ozarks, Inc.                  16,929,619
   897,317  BB&T Corp.                                40,110,070
   723,102  Citigroup, Inc.                           43,255,962
 1,157,132  Citizens Financial Group, Inc.            39,978,911
   249,503  Comerica, Inc.                            17,110,916
   192,465  Cullen/Frost Bankers, Inc.                17,123,611
   329,449  East West Bancorp, Inc.                   17,002,863
 1,143,663  F.N.B. Corp.                              17,006,269
 1,576,094  Fifth Third Bancorp                       40,032,788
   893,366  First Horizon National Corp.              16,527,271
   190,064  First Republic Bank                       17,829,904
 1,259,298  Huntington Bancshares, Inc.               16,862,000
   954,376  JPMorgan Chase & Co.                      83,832,388
   948,820  KeyCorp                                   16,870,020
   258,988  M&T Bank Corp.                            40,073,213
   323,142  PacWest Bancorp                           17,210,543
   927,444  People's United Financial, Inc.           16,879,481
   256,610  Pinnacle Financial Partners,
               Inc.                                   17,051,734
   680,305  PNC Financial Services Group
               (The), Inc.                            81,799,873
 5,665,180  Regions Financial Corp.                   82,315,065
   113,245  Signature Bank (a)                        16,804,426
 1,454,115  SunTrust Banks, Inc.                      80,412,559
    93,447  SVB Financial Group (a)                   17,389,552
   199,596  Texas Capital Bancshares,
               Inc. (a)                               16,656,286
 1,572,910  U.S. Bancorp                              81,004,865
   947,210  Umpqua Holdings Corp.                     16,803,505
   747,628  Wells Fargo & Co.                         41,612,974
   963,088  Zions Bancorporation                      40,449,696
                                                 ---------------
                                                   1,008,282,321
                                                 ---------------
            THRIFTS & MORTGAGE FINANCE
               -- 1.6%
 1,165,811  New York Community
               Bancorp, Inc.                          16,286,380
                                                 ---------------
            TOTAL INVESTMENTS -- 99.7%             1,024,568,701
            (Cost $1,014,137,118) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.3%                     2,831,239
                                                 ---------------
            NET ASSETS -- 100.0%                 $ 1,027,399,940
                                                 ===============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $1,014,346,413. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,224,903 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,002,615.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2      LEVEL 3
                         TOTAL          LEVEL 1      SIGNIFICANT  SIGNIFICANT
                        VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                       3/31/2017         PRICES        INPUTS        INPUTS
                     ---------------------------------------------------------
Common Stocks*       $1,024,568,701  $1,024,568,701  $        --  $         --
                     =========================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.


                        See Notes to Financial Statements                Page 21

FIRST TRUST NASDAQ FOOD & BEVERAGE ETF (FTXG)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 100.0%
               BEVERAGES -- 28.5%
     3,890  Brown-Forman Corp., Class B          $    179,640
     4,996  Coca-Cola (The) Co.                       212,030
       618  Constellation Brands, Inc.,
               Class A                                100,159
     3,587  Dr. Pepper Snapple Group, Inc.            351,239
       977  Molson Coors Brewing Co.,
               Class B                                 93,509
     2,368  Monster Beverage Corp. (a)                109,331
     3,798  PepsiCo, Inc.                             424,844
                                                 ------------
                                                    1,470,752
                                                 ------------
            DIVERSIFIED FINANCIAL SERVICES
               -- 3.0%
     6,032  Leucadia National Corp.                   156,832
                                                 ------------
            FOOD PRODUCTS -- 61.6%
     8,926  Archer-Daniels-Midland Co.                410,953
     2,309  B&G Foods, Inc.                            92,937
     5,122  Bunge Ltd.                                405,970
     1,653  Campbell Soup Co.                          94,618
     2,381  ConAgra Brands, Inc.                       96,050
     9,174  Dean Foods Co.                            180,361
     1,625  General Mills, Inc.                        95,891
     2,774  Hain Celestial Group (The),
               Inc. (a)                               103,193
       906  Hershey (The) Co.                          98,980
     2,784  Hormel Foods Corp.                         96,410
     1,734  Ingredion, Inc.                           208,826
     2,844  JM Smucker (The) Co.                      372,792
     1,325  Kellogg Co.                                96,208
     1,072  Kraft Heinz (The) Co.                      97,348
     1,367  McCormick & Co., Inc.                     133,351
     2,234  Mondelez International, Inc.,
               Class A                                 96,241
     3,475  Pinnacle Foods, Inc.                      201,098
     1,199  Post Holdings, Inc. (a)                   104,936
     3,118  Tyson Foods, Inc., Class A                192,412
                                                 ------------
                                                    3,178,575
                                                 ------------
            INTERNET & DIRECT MARKETING
               RETAIL -- 4.9%
     4,508  Nutrisystem, Inc.                         250,194
                                                 ------------
            PERSONAL PRODUCTS -- 2.0%
     1,737  Herbalife Ltd. (a)                        100,989
                                                 ------------
            TOTAL INVESTMENTS -- 100.0%             5,157,342
            (Cost $5,043,019) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                      1,131
                                                 ------------
            NET ASSETS -- 100.0%                 $  5,158,473
                                                 ============


(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $5,084,253. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $153,497 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $80,408.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2      LEVEL 3
                         TOTAL          LEVEL 1      SIGNIFICANT  SIGNIFICANT
                        VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                       3/31/2017         PRICES        INPUTS        INPUTS
                     ---------------------------------------------------------
Common Stocks*       $    5,157,342  $    5,157,342  $        --  $         --
                     =========================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.


Page 22                 See Notes to Financial Statements

FIRST TRUST NASDAQ OIL & GAS ETF (FTXN)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 100.0%
            ENERGY EQUIPMENT & SERVICES
               -- 18.6%
       679  Halliburton Co.                      $     33,414
       643  Helmerich & Payne, Inc.                    42,804
     5,745  Nabors Industries, Ltd.                    75,087
         2  National Oilwell Varco, Inc.                   80
     3,045  Patterson-UTI Energy, Inc.                 73,902
     1,047  Schlumberger, Ltd.                         81,771
     6,086  Transocean, Ltd. (a)                       75,771
                                                 ------------
                                                      382,829
                                                 ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 81.4%
     1,051  Anadarko Petroleum Corp.                   65,162
         4  Antero Resources Corp. (a)                     91
         2  Apache Corp.                                  103
         5  Cabot Oil & Gas Corp.                         120
         8  Callon Petroleum Co. (a)                      105
         2  Cheniere Energy, Inc. (a)                      95
        18  Chesapeake Energy Corp. (a)                   107
     1,495  Chevron Corp.                             160,518
         1  Cimarex Energy Co.                            119
        17  Concho Resources, Inc. (a)                  2,182
     1,758  ConocoPhillips                             87,671
       550  Continental Resources Inc./OK (a)          24,981
         2  Devon Energy Corp.                             83
         1  Diamondback Energy, Inc. (a)                  104
       867  EOG Resources, Inc.                        84,576
     2,069  Exxon Mobil Corp.                         169,679
         6  Gulfport Energy Corp. (a)                     103
         2  Hess Corp.                                     96
         3  HollyFrontier Corp.                            85
     2,923  Kinder Morgan, Inc.                        63,546
     4,956  Marathon Oil Corp.                         78,305
     1,696  Marathon Petroleum Corp.                   85,716
         4  Murphy Oil Corp.                              114
         3  Newfield Exploration Co. (a)                  111
         3  Noble Energy, Inc.                            103
    10,534  Oasis Petroleum, Inc. (a)                 150,215
       419  Occidental Petroleum Corp.                 26,548
       428  Parsley Energy, Inc., Class A (a)          13,914
         4  PBF Energy, Inc., Class A                      89
       600  PDC Energy, Inc. (a)                       37,410
     1,076  Phillips 66                                85,241
       320  Pioneer Natural Resources Co.              59,594
         4  Range Resources Corp.                         116
       805  RSP Permian, Inc. (a)                      33,351
         4  SM Energy Co.                                  96
        13  Southwestern Energy Co. (a)                   106
     2,524  Targa Resources Corp.                     151,188
       987  Tesoro Corp.                               80,006
     2,124  Valero Energy Corp.                       140,800
     4,525  Whiting Petroleum Corp. (a)                42,807
     1,172  Williams (The) Cos., Inc.                  34,679
         8  WPX Energy, Inc. (a)                          107
                                                 ------------
                                                    1,680,142
                                                 ------------

            DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            TOTAL INVESTMENTS -- 100.0%          $  2,062,971
            (Cost $2,064,553) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                       (110)
                                                 ------------
            NET ASSETS -- 100.0%                 $  2,062,861
                                                 ============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $2,064,786. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $48,486 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $50,301.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2      LEVEL 3
                         TOTAL          LEVEL 1      SIGNIFICANT  SIGNIFICANT
                        VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                       3/31/2017         PRICES        INPUTS        INPUTS
                     ---------------------------------------------------------
Common Stocks*       $    2,062,971  $    2,062,971  $        --  $         --
                     =========================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.


                        See Notes to Financial Statements                Page 23

FIRST TRUST NASDAQ PHARMACEUTICALS ETF (FTXH)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 99.9%
            BIOTECHNOLOGY -- 24.8%
     1,291  AbbVie, Inc.                         $     84,122
       543  Alkermes PLC (a)                           31,765
     1,366  AMAG Pharmaceuticals, Inc. (a)             30,803
       814  Eagle Pharmaceuticals, Inc. (a)            67,513
     2,145  Heron Therapeutics, Inc. (a)               32,175
     4,728  Ironwood Pharmaceuticals,
               Inc. (a)                                80,660
       915  La Jolla Pharmaceutical Co. (a)            27,313
       728  Radius Health, Inc. (a)                    28,137
     1,185  Sage Therapeutics, Inc. (a)                84,218
     5,297  Synergy Pharmaceuticals, Inc. (a)          24,684
                                                 ------------
                                                      491,390
                                                 ------------
            HEALTH CARE EQUIPMENT
               & SUPPLIES -- 7.9%
     3,543  Abbott Laboratories                       157,345
                                                 ------------
            PHARMACEUTICALS -- 67.2%
     1,474  Akorn, Inc. (a)                            35,494
       326  Allergan PLC                               77,888
     1,408  Bristol-Myers Squibb Co.                   76,567
     9,021  Cempra, Inc. (a)                           33,829
     1,871  Depomed, Inc. (a)                          23,481
       964  Eli Lilly & Co.                            81,082
     2,247  Endo International PLC (a)                 25,077
     1,911  Horizon Pharma PLC (a)                     28,245
     2,152  Impax Laboratories, Inc. (a)               27,223
       602  Jazz Pharmaceuticals PLC (a)               87,368
     1,307  Johnson & Johnson                         162,787
     1,394  Lannett Co., Inc. (a)                      31,156
       697  Medicines (The) Co. (a)                    34,083
     2,425  Merck & Co., Inc.                         154,084
     1,908  Mylan N.V. (a)                             74,393
       702  Pacira Pharmaceuticals, Inc. (a)           32,011
       410  Perrigo Co., PLC                           27,220
     4,681  Pfizer, Inc.                              160,137
     2,996  Zoetis, Inc.                              159,896
                                                 ------------
                                                    1,332,021
                                                 ------------
            TOTAL INVESTMENTS -- 99.9%              1,980,756
            (Cost $2,057,206) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                      1,807
                                                 ------------
            NET ASSETS -- 100.0%                 $  1,982,563
                                                 ============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $2,071,208. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $96,959 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $187,411.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2      LEVEL 3
                         TOTAL          LEVEL 1      SIGNIFICANT  SIGNIFICANT
                        VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                       3/31/2017         PRICES        INPUTS        INPUTS
                     ---------------------------------------------------------
Common Stocks*       $    1,980,756  $    1,980,756  $        --  $         --
                     =========================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.


Page 24                 See Notes to Financial Statements

FIRST TRUST NASDAQ RETAIL ETF (FTXD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 99.9%
            DIVERSIFIED CONSUMER SERVICES
               -- 0.2%
       198  H&R Block, Inc.                      $      4,603
                                                 ------------
            FOOD & STAPLES RETAILING
               -- 27.5%
        36  Casey's General Stores, Inc.                4,041
       722  Costco Wholesale Corp.                    121,072
        70  CVS Health Corp.                            5,495
     2,353  Kroger (The) Co.                           69,390
     1,489  Sysco Corp.                                77,309
     2,214  Wal-Mart Stores, Inc.                     159,585
       909  Walgreens Boots Alliance, Inc.             75,493
       939  Whole Foods Market, Inc.                   27,907
                                                 ------------
                                                      540,292
                                                 ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 4.9%
       693  AmerisourceBergen Corp.                    61,331
       382  Cardinal Health, Inc.                      31,152
        27  McKesson Corp.                              4,003
                                                 ------------
                                                       96,486
                                                 ------------
            INTERNET & DIRECT MARKETING
               RETAIL -- 5.8%
        67  Amazon.com, Inc. (a)                       59,398
       376  Netflix, Inc. (a)                          55,577
                                                 ------------
                                                      114,975
                                                 ------------
            INTERNET SOFTWARE & SERVICES
               -- 4.0%
     2,316  eBay, Inc. (a)                             77,748
                                                 ------------
            MULTILINE RETAIL -- 7.1%
     1,500  Big Lots, Inc.                             73,020
        75  Dillard's, Inc., Class A                    3,918
        56  Dollar General Corp.                        3,905
        53  Dollar Tree, Inc. (a)                       4,158
       643  J.C. Penney Co., Inc. (a)                   3,961
       435  Kohl's Corp.                               17,317
       123  Macy's, Inc.                                3,646
        87  Nordstrom, Inc.                             4,051
       472  Target Corp.                               26,050
                                                 ------------
                                                      140,026
                                                 ------------
            SPECIALTY RETAIL -- 50.4%
        26  Advance Auto Parts, Inc.                    3,855
     1,969  American Eagle Outfitters, Inc.            27,625
        87  AutoZone, Inc. (a)                         62,905
     1,810  Bed Bath & Beyond, Inc.                    71,423
     2,803  Best Buy Co., Inc.                        137,767
       335  Burlington Stores, Inc. (a)                32,592
        63  CarMax, Inc. (a)                            3,731
        83  Dick's Sporting Goods, Inc.                 4,039
       811  Foot Locker, Inc.                          60,671
       167  GameStop Corp., Class A                     3,766
     1,939  Gap (The), Inc.                            47,098
     1,042  Home Depot (The), Inc.                    152,997


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            SPECIALTY RETAIL (CONTINUED)
        77  L Brands, Inc.                       $      3,627
       543  Lowe's Cos., Inc.                          44,640
       585  Murphy USA, Inc. (a)                       42,951
        15  O'Reilly Automotive, Inc. (a)               4,048
       134  RH (a)                                      6,199
     1,109  Ross Stores, Inc.                          73,050
        64  Signet Jewelers Ltd.                        4,433
       453  Staples, Inc.                               3,973
     1,173  Tiffany & Co.                             111,787
       907  TJX (The) Cos., Inc.                       71,725
        57  Tractor Supply Co.                          3,931
        15  Ulta Beauty, Inc. (a)                       4,278
       157  Urban Outfitters, Inc. (a)                  3,730
        84  Williams-Sonoma, Inc.                       4,504
                                                 ------------
                                                      991,345
                                                 ------------
            TOTAL INVESTMENTS -- 99.9%              1,965,475
            (Cost $1,945,738) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                      2,540
                                                 ------------
            NET ASSETS -- 100.0%                 $  1,968,015
                                                 ============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $1,947,652. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $63,713 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $45,890.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2      LEVEL 3
                         TOTAL          LEVEL 1      SIGNIFICANT  SIGNIFICANT
                        VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                       3/31/2017         PRICES        INPUTS        INPUTS
                     ---------------------------------------------------------
Common Stocks*       $    1,965,475  $    1,965,475  $        --  $         --
                     =========================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.


                        See Notes to Financial Statements                Page 25

FIRST TRUST NASDAQ SEMICONDUCTOR ETF (FTXL)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 100.0%
            COMMUNICATIONS EQUIPMENT
               -- 5.9%
    10,322  InterDigital, Inc.                   $    890,789
                                                 ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 94.1%
    39,746  Advanced Micro Devices, Inc. (a)          578,304
    52,044  Amkor Technology, Inc. (a)                603,190
     7,016  Analog Devices, Inc.                      574,961
    15,867  Applied Materials, Inc.                   617,226
     3,826  Cavium, Inc. (a)                          274,171
     4,634  Cirrus Logic, Inc. (a)                    281,237
     9,236  Cree, Inc. (a)                            246,878
    18,888  Cypress Semiconductor Corp.               259,899
     5,340  Inphi Corp. (a)                           260,699
    10,484  Integrated Device Technology,
               Inc. (a)                               248,156
    31,753  Intel Corp.                             1,145,331
     9,504  Lam Research Corp.                      1,219,933
    16,067  Marvell Technology Group, Ltd.            245,182
    12,973  Maxim Integrated Products, Inc.           583,266
     3,456  Microchip Technology, Inc.                254,984
    24,519  Micron Technology, Inc. (a)               708,599
     4,837  Microsemi Corp. (a)                       249,251
     8,761  MKS Instruments, Inc.                     602,319
     2,848  Monolithic Power Systems, Inc.            262,301
     2,470  NVIDIA Corp.                              269,057
    65,638  ON Semiconductor Corp. (a)              1,016,733
     3,792  Qorvo, Inc. (a)                           259,980
     4,438  QUALCOMM, Inc.                            254,475
     3,712  Silicon Laboratories Inc (a)              273,018
     6,062  Skyworks Solutions, Inc.                  593,955
     8,812  Teradyne, Inc.                            274,053
    15,002  Texas Instruments, Inc.                 1,208,561
     9,141  Xilinx, Inc.                              529,173
     6,992  Xperi Corp.                               237,378
                                                 ------------
                                                   14,132,270
                                                 ------------
            TOTAL INVESTMENTS -- 100.0%            15,023,059
            (Cost $14,037,229) (b)

            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                      1,419
                                                 ------------
            NET ASSETS -- 100.0%                 $ 15,024,478
                                                 ============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $14,101,815. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,041,754 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $120,510.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2      LEVEL 3
                         TOTAL          LEVEL 1      SIGNIFICANT  SIGNIFICANT
                        VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                       3/31/2017         PRICES        INPUTS        INPUTS
                     ---------------------------------------------------------
Common Stocks*       $   15,023,059  $   15,023,059  $        --  $         --
                     =========================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.


Page 26                 See Notes to Financial Statements

FIRST TRUST NASDAQ TRANSPORTATION ETF (FTXR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2017

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 99.8%
            AIR FREIGHT & LOGISTICS -- 18.1%
     1,174  CH Robinson Worldwide, Inc.          $     90,739
     1,674  Expeditors International of
               Washington, Inc.                        94,564
       219  FedEx Corp.                                42,738
       893  United Parcel Service, Inc.,
               Class B                                 95,819
     1,851  XPO Logistics, Inc. (a)                    88,644
                                                 ------------
                                                      412,504
                                                 ------------
            AIRLINES -- 31.6%
       965  Alaska Air Group, Inc.                     88,992
     4,072  American Airlines Group, Inc.             172,246
     1,891  Delta Air Lines, Inc.                      86,910
       716  Hawaiian Holdings, Inc. (a)                33,258
     1,745  JetBlue Airways Corp. (a)                  35,964
     1,633  Southwest Airlines Co.                     87,790
       667  Spirit Airlines, Inc. (a)                  35,398
     2,548  United Continental Holdings,
               Inc. (a)                               179,991
                                                 ------------
                                                      720,549
                                                 ------------
            AUTO COMPONENTS -- 9.3%
       826  BorgWarner, Inc.                           34,518
     2,235  Gentex Corp.                               47,673
       994  Goodyear Tire & Rubber (The)
               Co.                                     35,784
       665  Lear Corp.                                 94,151
                                                 ------------
                                                      212,126
                                                 ------------
            AUTOMOBILES -- 18.6%
    14,226  Ford Motor Co.                            165,590
     5,125  General Motors Co.                        181,220
       618  Harley-Davidson, Inc.                      37,389
       139  Tesla, Inc. (a)                            38,684
                                                 ------------
                                                      422,883
                                                 ------------
            DISTRIBUTORS -- 2.9%
       364  Genuine Parts Co.                          33,637
     1,103  LKQ Corp. (a)                              32,285
                                                 ------------
                                                       65,922
                                                 ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 1.5%
       963  World Fuel Services Corp.                  34,909
                                                 ------------
            ROAD & RAIL -- 16.2%
     3,888  CSX Corp.                                 180,986
       355  JB Hunt Transport Services, Inc.           32,568
       393  Kansas City Southern                       33,704
       780  Norfolk Southern Corp.                     87,336
       323  Union Pacific Corp.                        34,212
                                                 ------------
                                                      368,806
                                                 ------------
            TRANSPORTATION INFRASTRUCTURE
               -- 1.6%
       453  Macquarie Infrastructure Corp.             36,503
                                                 ------------

            DESCRIPTION                             VALUE
            -----------------------------------  ------------
            TOTAL INVESTMENTS -- 99.8%           $  2,274,202
            (Cost $2,222,797) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.2%                      3,556
                                                 ------------
            NET ASSETS -- 100.0%                 $  2,277,758
                                                 ============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $2,233,827. As of March 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $76,322 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $35,947.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                       LEVEL 2      LEVEL 3
                         TOTAL          LEVEL 1      SIGNIFICANT  SIGNIFICANT
                        VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                       3/31/2017         PRICES        INPUTS        INPUTS
                     ---------------------------------------------------------
Common Stocks*       $    2,274,202  $    2,274,202  $        --  $         --
                     =========================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2017.


                        See Notes to Financial Statements                Page 27

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2017

                                                                      FIRST TRUST          FIRST TRUST          FIRST TRUST
                                                                        NASDAQ               NASDAQ               NASDAQ
                                                                         BANK            FOOD & BEVERAGE         OIL & GAS
                                                                          ETF                  ETF                  ETF
                                                                        (FTXO)               (FTXG)               (FTXN)
                                                                  -------------------  -------------------  -------------------
ASSETS:
Investments, at value..........................................     $ 1,024,568,701      $     5,157,342      $     2,062,971
Cash...........................................................           1,949,512                   --                   --
Receivables:
   Capital shares sold.........................................         136,429,815                   --                   --
   Investment securities sold..................................           2,616,794                   --                   --
   Dividends...................................................             719,565                6,330                1,373
   Dividend reclaims...........................................                  --                   --                   --
                                                                    ---------------      ---------------      ---------------
   Total Assets................................................       1,166,284,387            5,163,672            2,064,344
                                                                    ---------------      ---------------      ---------------
LIABILITIES:
Due to custodian...............................................             123,750                2,552                  436
Payables:
   Investment securities purchased.............................         136,054,570                   --                   --
   Capital shares redeemed.....................................           2,623,978                   --                   --
   Investment advisory fees....................................              81,695                2,647                1,047
Other liabilities..............................................                 454                   --                   --
                                                                    ---------------      ---------------      ---------------
   Total Liabilities...........................................         138,884,447                5,199                1,483
                                                                    ---------------      ---------------      ---------------
NET ASSETS.....................................................     $ 1,027,399,940      $     5,158,473      $     2,062,861
                                                                    ===============      ===============      ===============
NET ASSETS CONSIST OF:
Paid-in capital................................................     $ 1,016,141,501      $     5,149,410      $     2,122,788
Par value......................................................             396,000                2,500                1,000
Accumulated net investment income (loss).......................             639,099                6,951                   37
Accumulated net realized gain (loss) on investments............            (208,243)            (114,711)             (59,382)
Net unrealized appreciation (depreciation) on investments......          10,431,583              114,323               (1,582)
                                                                    ---------------      ---------------      ---------------
NET ASSETS.....................................................     $ 1,027,399,940      $     5,158,473      $     2,062,861
                                                                    ===============      ===============      ===============
NET ASSET VALUE, per share.....................................     $         25.94      $         20.63      $         20.63
                                                                    ===============      ===============      ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)......................          39,600,002              250,002              100,002
                                                                    ===============      ===============      ===============
Investments, at cost...........................................     $ 1,014,137,118      $     5,043,019      $     2,064,553
                                                                    ===============      ===============      ===============


Page 28                 See Notes to Financial Statements

       FIRST TRUST          FIRST TRUST          FIRST TRUST          FIRST TRUST
         NASDAQ               NASDAQ               NASDAQ               NASDAQ
     PHARMACEUTICALS          RETAIL            SEMICONDUCTOR       TRANSPORTATION
           ETF                  ETF                  ETF                  ETF
         (FTXH)               (FTXD)               (FTXL)               (FTXR)
   -------------------  -------------------  -------------------  -------------------

     $     1,980,756      $     1,965,475      $    15,023,059      $     2,274,202
               1,577                   --                3,762                4,226

                  --                   --            2,481,041                   --
                  --                   --                   --                   --
               1,220                3,999                3,170                  528
                  30                   --                   --                   --
     ---------------      ---------------      ---------------      ---------------
           1,983,583            1,969,474           17,511,032            2,278,956
     ---------------      ---------------      ---------------      ---------------

                  --                  463                   --                   --

                  --                   --            2,480,816                   --
                  --                   --                   --                   --
               1,020                  996                5,738                1,198
                  --                   --                   --                   --
     ---------------      ---------------      ---------------      ---------------
               1,020                1,459            2,486,554                1,198
     ---------------      ---------------      ---------------      ---------------
     $     1,982,563      $     1,968,015      $    15,024,478      $     2,277,758
     ===============      ===============      ===============      ===============

     $     2,037,049      $     2,085,000      $    14,103,677      $     2,243,091
               1,000                1,000                6,000                1,000
                 481                2,073                   --                   48
              20,483             (139,795)             (71,029)             (17,786)
             (76,450)              19,737              985,830               51,405
     ---------------      ---------------      ---------------      ---------------
     $     1,982,563      $     1,968,015      $    15,024,478      $     2,277,758
     ===============      ===============      ===============      ===============
     $         19.83      $         19.68      $         25.04      $         22.78
     ===============      ===============      ===============      ===============

             100,002              100,002              600,002              100,002
     ===============      ===============      ===============      ===============
     $     2,057,206      $     1,945,738      $    14,037,229      $     2,222,797
     ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 29

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF OPERATIONS
FOR THE PERIOD SEPTEMBER 20, 2016 (a) THROUGH MARCH 31, 2017

                                                                      FIRST TRUST          FIRST TRUST          FIRST TRUST
                                                                        NASDAQ               NASDAQ               NASDAQ
                                                                         BANK            FOOD & BEVERAGE         OIL & GAS
                                                                          ETF                  ETF                  ETF
                                                                        (FTXO)               (FTXG)               (FTXN)
                                                                  -------------------  -------------------  -------------------
INVESTMENT INCOME:
Dividends......................................................     $       813,263      $        47,556      $        21,427
Interest.......................................................                 104                    4                    6
Foreign tax withholding........................................                  --                   --                   (8)
Other..........................................................                  --                   23                   --
                                                                    ---------------      ---------------      ---------------
   Total investment income.....................................             813,367               47,583               21,425
                                                                    ---------------      ---------------      ---------------
EXPENSES:
Investment advisory fees.......................................             104,878               13,088                6,735
Excise tax expense.............................................                 160                   --                   82
                                                                    ---------------      ---------------      ---------------
   Total expenses..............................................             105,038               13,088                6,817
                                                                    ---------------      ---------------      ---------------
NET INVESTMENT INCOME (LOSS)...................................             708,329               34,495               14,608
                                                                    ---------------      ---------------      ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.................................................            (241,787)            (116,099)             (59,425)
   In-kind redemptions.........................................           1,054,559              177,076              142,862
                                                                    ---------------      ---------------      ---------------
Net realized gain (loss).......................................             812,772               60,977               83,437
                                                                    ---------------      ---------------      ---------------
Net change in unrealized appreciation (depreciation)
   on investments..............................................          10,431,583              114,323               (1,582)
                                                                    ---------------      ---------------      ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................          11,244,355              175,300               81,855
                                                                    ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...................................     $    11,952,684      $       209,795      $        96,463
                                                                    ===============      ===============      ===============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 30                 See Notes to Financial Statements

     FIRST TRUST           FIRST TRUST          FIRST TRUST          FIRST TRUST
       NASDAQ                NASDAQ               NASDAQ               NASDAQ
   PHARMACEUTICALS           RETAIL            SEMICONDUCTOR       TRANSPORTATION
         ETF                   ETF                  ETF                  ETF
       (FTXH)                (FTXD)               (FTXL)               (FTXR)
   -------------------  -------------------  -------------------  -------------------

     $        12,521      $        21,423      $        47,248      $        21,558
                   2                    6                   10                    5
                  --                   --                   --                   --
                  --                  148                   --                   --
     ---------------      ---------------      ---------------      ---------------
              12,523               21,577               47,258               21,563
     ---------------      ---------------      ---------------      ---------------

               6,052                6,314               22,517                7,092
                  --                  112                   --                   79
     ---------------      ---------------      ---------------      ---------------
               6,052                6,426               22,517                7,171
     ---------------      ---------------      ---------------      ---------------
               6,471               15,151               24,741               14,392
     ---------------      ---------------      ---------------      ---------------


              21,043             (140,285)             (72,043)             (24,873)
              26,359               83,394              877,200              241,608
     ---------------      ---------------      ---------------      ---------------
              47,402              (56,891)             805,157              216,735
     ---------------      ---------------      ---------------      ---------------

             (76,450)              19,737              985,830               51,405
     ---------------      ---------------      ---------------      ---------------
             (29,048)             (37,154)           1,790,987              268,140
     ---------------      ---------------      ---------------      ---------------

     $       (22,577)     $       (22,003)     $     1,815,728      $       282,532
     ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 31

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD SEPTEMBER 20, 2016 (a) THROUGH MARCH 31, 2017

                                                                      FIRST TRUST          FIRST TRUST          FIRST TRUST
                                                                        NASDAQ               NASDAQ               NASDAQ
                                                                         BANK            FOOD & BEVERAGE         OIL & GAS
                                                                          ETF                  ETF                  ETF
                                                                        (FTXO)               (FTXG)               (FTXN)
                                                                  -------------------  -------------------  -------------------
OPERATIONS:
Net investment income (loss)...................................     $       708,329      $        34,495      $        14,608
Net realized gain (loss).......................................             812,772               60,977               83,437
Net change in unrealized appreciation (depreciation)...........          10,431,583              114,323               (1,582)
                                                                    ---------------      ---------------      ---------------
Net increase (decrease) in net assets resulting from
   operations..................................................          11,952,684              209,795               96,463
                                                                    ---------------      ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................             (69,390)             (27,150)             (15,440)
Net realized gain..............................................                  --                   --                   --
                                                                    ---------------      ---------------      ---------------
Total distributions to shareholders............................             (69,390)             (27,150)             (15,440)
                                                                    ---------------      ---------------      ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold......................................       1,027,295,378            7,021,497            3,104,473
Cost of shares redeemed........................................         (11,778,732)          (2,045,669)          (1,122,635)
                                                                    ---------------      ---------------      ---------------
Net increase (decrease) in net assets resulting from
   shareholder transactions....................................       1,015,516,646            4,975,828            1,981,838
                                                                    ---------------      ---------------      ---------------
Total increase (decrease) in net assets........................       1,027,399,940            5,158,473            2,062,861

NET ASSETS:
Beginning of period............................................                  --                   --                   --
                                                                    ---------------      ---------------      ---------------
End of period..................................................     $ 1,027,399,940      $     5,158,473      $     2,062,861
                                                                    ===============      ===============      ===============
Accumulated net investment income (loss) at end of period......     $       639,099      $         6,951      $            37
                                                                    ===============      ===============      ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period........................                  --                   --                   --
Shares sold....................................................          40,050,002              350,002              150,002
Shares redeemed................................................            (450,000)            (100,000)             (50,000)
                                                                    ---------------      ---------------      ---------------
Shares outstanding, end of period..............................          39,600,002              250,002              100,002
                                                                    ===============      ===============      ===============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 32                 See Notes to Financial Statements

       FIRST TRUST          FIRST TRUST          FIRST TRUST          FIRST TRUST
         NASDAQ               NASDAQ               NASDAQ               NASDAQ
     PHARMACEUTICALS          RETAIL            SEMICONDUCTOR       TRANSPORTATION
           ETF                  ETF                  ETF                  ETF
         (FTXH)               (FTXD)               (FTXL)               (FTXR)
   -------------------  -------------------  -------------------  -------------------

     $         6,471      $        15,151      $        24,741      $        14,392
              47,402              (56,891)             805,157              216,735
             (76,450)              19,737              985,830               51,405
     ---------------      ---------------      ---------------      ---------------

             (22,577)             (22,003)           1,815,728              282,532
     ---------------      ---------------      ---------------      ---------------

              (5,990)             (13,190)             (22,195)             (14,460)
                (560)                  --                 (595)                 (70)
     ---------------      ---------------      ---------------      ---------------
              (6,550)             (13,190)             (22,790)             (14,530)
     ---------------      ---------------      ---------------      ---------------

           2,945,855            3,054,367           20,002,563            4,317,742
            (934,165)          (1,051,159)          (6,771,023)          (2,307,986)
     ---------------      ---------------      ---------------      ---------------

           2,011,690            2,003,208           13,231,540            2,009,756
     ---------------      ---------------      ---------------      ---------------
           1,982,563            1,968,015           15,024,478            2,277,758


                  --                   --                   --                   --
     ---------------      ---------------      ---------------      ---------------
     $     1,982,563      $     1,968,015      $    15,024,478      $     2,277,758
     ===============      ===============      ===============      ===============
     $           481      $         2,073      $            --      $            48
     ===============      ===============      ===============      ===============

                  --                   --                   --                   --
             150,002              150,002              900,002              200,002
             (50,000)             (50,000)            (300,000)            (100,000)
     ---------------      ---------------      ---------------      ---------------
             100,002              100,002              600,002              100,002
     ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 33

FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST NASDAQ BANK ETF (FTXO)

                                                   FOR THE PERIOD
                                                   9/20/2016 (a)
                                                      THROUGH
                                                     3/31/2017
                                                   --------------
Net asset value, beginning of period                 $    20.01
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.07
Net realized and unrealized gain (loss)                    5.91
                                                     ----------
Total from investment operations                           5.98
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.05)
                                                     ----------
Net asset value, end of period                       $    25.94
                                                     ==========
TOTAL RETURN (b)                                          29.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $1,027,400
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.60% (c)
Ratio of net investment income (loss) to
   average net assets                                      4.05% (c)
Portfolio turnover rate (d)                                   7%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 34                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST NASDAQ FOOD & BEVERAGE ETF (FTXG)

                                                   FOR THE PERIOD
                                                   9/20/2016 (a)
                                                      THROUGH
                                                     3/31/2017
                                                   --------------
Net asset value, beginning of period                 $    19.96
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.14
Net realized and unrealized gain (loss)                    0.64
                                                     ----------
Total from investment operations                           0.78
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.11)
                                                     ----------
Net asset value, end of period                       $    20.63
                                                     ==========
TOTAL RETURN (b)                                           3.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    5,158
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.60% (c)
Ratio of net investment income (loss) to
   average net assets                                      1.58% (c)
Portfolio turnover rate (d)                                  54%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 35

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST NASDAQ OIL & GAS ETF (FTXN)

                                                   FOR THE PERIOD
                                                   9/20/2016 (a)
                                                      THROUGH
                                                     3/31/2017
                                                   --------------
Net asset value, beginning of period                 $    19.84
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.14
Net realized and unrealized gain (loss)                    0.80
                                                     ----------
Total from investment operations                           0.94
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.15)
                                                     ----------
Net asset value, end of period                       $    20.63
                                                     ==========
TOTAL RETURN (b)                                           4.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    2,063
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net  assets             0.61% (c) (d)
Ratio of net investment income (loss) to
   average net assets                                      1.30% (c)
Portfolio turnover rate (e)                                  58%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.60%.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 36                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST NASDAQ PHARMACEUTICALS ETF (FTXH)

                                                   FOR THE PERIOD
                                                   9/20/2016 (a)
                                                      THROUGH
                                                     3/31/2017
                                                   --------------
Net asset value, beginning of period                 $    20.12
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.06
Net realized and unrealized gain (loss)                   (0.28)
                                                     ----------
Total from investment operations                          (0.22)
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.06)
Net realized gain (loss)                                  (0.01)
                                                     ----------
Total distributions                                       (0.07)
                                                     ----------
Net asset value, end of period                       $    19.83
                                                     ==========
TOTAL RETURN (b)                                          (1.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    1,983
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.60% (c)
Ratio of net investment income (loss) to
   average net assets                                      0.64% (c)
Portfolio turnover rate (d)                                  48%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 37

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST NASDAQ RETAIL ETF (FTXD)

                                                   FOR THE PERIOD
                                                   9/20/2016 (a)
                                                      THROUGH
                                                     3/31/2017
                                                   --------------
Net asset value, beginning of period                 $    19.90
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.15
Net realized and unrealized gain (loss)                   (0.24)
                                                     ----------
Total from investment operations                          (0.09)
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.13)
                                                     ----------
Net asset value, end of period                       $    19.68
                                                     ==========
TOTAL RETURN (b)                                          (0.45)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    1,968
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.61% (c) (d)
Ratio of net investment income (loss) to
   average net assets                                      1.44% (c)
Portfolio turnover rate (e)                                  65%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.60%.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 38                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST NASDAQ SEMICONDUCTOR ETF (FTXL)

                                                   FOR THE PERIOD
                                                   9/20/2016 (a)
                                                      THROUGH
                                                     3/31/2017
                                                   --------------
Net asset value, beginning of period                 $    19.93
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.05
Net realized and unrealized gain (loss)                    5.11
                                                     ----------
Total from investment operations                           5.16
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.05)
Net realized gain                                         (0.00) (b)
                                                     ----------
Total distributions                                       (0.05)
                                                     ----------
Net asset value, end of period                       $    25.04
                                                     ==========
TOTAL RETURN (c)                                         25.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $   15,024
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.60% (d)
Ratio of net investment income (loss) to
   average net assets                                      0.66% (d)
Portfolio turnover rate (e)                                  58%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 39

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST NASDAQ TRANSPORTATION ETF (FTXR)

                                                   FOR THE PERIOD
                                                   9/20/2016 (a)
                                                      THROUGH
                                                     3/31/2017
                                                   --------------
Net asset value, beginning of period                 $    19.94
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.14
Net realized and unrealized gain (loss)                    2.84
                                                     ----------
Total from investment operations                           2.98
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                     (0.14)
Net realized gain                                         (0.00) (b)
                                                     ----------
Total distributions                                       (0.14)
                                                     ----------
Net asset value, end of period                       $    22.78
                                                     ==========
TOTAL RETURN (c)                                          14.97%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    2,278
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.61% (d) (e)
Ratio of net investment income (loss) to
   average net assets                                      1.22% (d)
Portfolio turnover rate (f)                                  28%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.60%.

(f) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 40                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                                 MARCH 31, 2017

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eighteen exchange-traded funds. This report covers the seven funds listed below, each a non-diversified series of the Trust.

    First Trust Nasdaq Bank ETF - (The Nasdaq Stock Market LLC ("Nasdaq") ticker
       "FTXO")
    First Trust Nasdaq Food & Beverage ETF - (Nasdaq ticker "FTXG")
    First Trust Nasdaq Oil & Gas ETF - (Nasdaq ticker "FTXN")
    First Trust Nasdaq Pharmaceuticals ETF - (Nasdaq ticker "FTXH")
    First Trust Nasdaq Retail ETF - (Nasdaq ticker "FTXD")
    First Trust Nasdaq Semiconductor ETF - (Nasdaq ticker "FTXL")
    First Trust Nasdaq Transportation ETF - (Nasdaq ticker "FTXR")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities in which the Fund invests, or in certain circumstances, for cash. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:


FUND                                            INDEX
First Trust Nasdaq Bank ETF                     Nasdaq US Smart Banks Index
First Trust Nasdaq Food & Beverage ETF          Nasdaq US Smart Food & Beverage Index
First Trust Nasdaq Oil & Gas ETF                Nasdaq US Smart Oil & Gas Index
First Trust Nasdaq Pharmaceuticals ETF          Nasdaq US Smart Pharmaceuticals Index
First Trust Nasdaq Retail ETF                   Nasdaq US Smart Retail Index
First Trust Nasdaq Semiconductor ETF            Nasdaq US Smart Semiconductor Index
First Trust Nasdaq Transportation ETF           Nasdaq US Smart Transportation Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                                 MARCH 31, 2017

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked prices, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                                 MARCH 31, 2017

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly for each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each applicable Fund during the fiscal period ended March 31, 2017 was as follows:


                                                                                Distributions   Distributions   Distributions
                                                                                  paid from       paid from       paid from
                                                                                  Ordinary         Capital        Return of
                                                                                   Income           Gains          Capital
                                                                                -------------   -------------   -------------
First Trust Nasdaq Bank ETF                                                     $      69,390   $          --   $          --
First Trust Nasdaq Food & Beverage ETF                                                 27,150              --              --
First Trust Nasdaq Oil & Gas ETF                                                       15,440              --              --
First Trust Nasdaq Pharmaceuticals ETF                                                  6,550              --              --
First Trust Nasdaq Retail ETF                                                          13,190              --              --
First Trust Nasdaq Semiconductor ETF                                                   22,790              --              --
First Trust Nasdaq Transportation ETF                                                  14,530              --              --

As of March 31, 2017, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                 Accumulated         Net
                                                                                Undistributed    Capital and     Unrealized
                                                                                  Ordinary          Other       Appreciation
                                                                                   Income        Gain (Loss)    (Depreciation)
                                                                                -------------   -------------   -------------
First Trust Nasdaq Bank ETF                                                     $     640,151   $          --   $  10,222,288
First Trust Nasdaq Food & Beverage ETF                                                  6,257         (72,783)         73,089
First Trust Nasdaq Oil & Gas ETF                                                           --         (59,112)         (1,815)
First Trust Nasdaq Pharmaceuticals ETF                                                 34,966              --         (90,452)
First Trust Nasdaq Retail ETF                                                           2,073        (137,881)         17,823
First Trust Nasdaq Semiconductor ETF                                                       --          (6,443)        921,244
First Trust Nasdaq Transportation ETF                                                      --          (6,708)         40,375

D. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year ended 2017 remains open to federal and state audit. As of March 31, 2017, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                                 MARCH 31, 2017

The Funds intend to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carry forwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At March 31, 2017, the Funds had non-expiring capital loss carry forwards for federal income tax purposes as follows:

                                                                Capital
                                                             Loss Available
                                                            ----------------
First Trust Nasdaq Bank ETF                                 $             --
First Trust Nasdaq Food & Beverage ETF                                72,783
First Trust Nasdaq Oil & Gas ETF                                      59,112
First Trust Nasdaq Pharmaceuticals ETF                                    --
First Trust Nasdaq Retail ETF                                        137,881
First Trust Nasdaq Semiconductor ETF                                   6,443
First Trust Nasdaq Transportation ETF                                  6,708

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended March 31, 2017, the adjustments for each Fund were as follows:

                                                                               Accumulated Net
                                                            Accumulated Net     Realized Gain
                                                               Investment         (Loss) on          Paid-in
                                                             Income (Loss)       Investments         Capital
                                                            ----------------   ---------------   ----------------
First Trust Nasdaq Bank ETF                                 $            160   $    (1,021,015)  $      1,020,855
First Trust Nasdaq Food & Beverage ETF                                  (394)         (175,688)           176,082
First Trust Nasdaq Oil & Gas ETF                                         869          (142,819)           141,950
First Trust Nasdaq Pharmaceuticals ETF                                    --           (26,359)            26,359
First Trust Nasdaq Retail ETF                                            112           (82,904)            82,792
First Trust Nasdaq Semiconductor ETF                                  (2,546)         (875,591)           878,137
First Trust Nasdaq Transportation ETF                                    116          (234,451)           234,335

E. EXPENSES

Expenses, other than investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

First Trust has entered into licensing agreements with Nasdaq ("Licensor") for the Funds. The respective license agreements allow for the use by First Trust of each Fund's respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.

F. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

G. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                                 MARCH 31, 2017

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee of 0.60% of each Fund's average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distribution and service fees related to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period September 20, 2016 through March 31, 2017, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                               Purchases            Sales
                                                            ----------------   ---------------
First Trust Nasdaq Bank ETF                                 $     11,582,996   $    11,509,441
First Trust Nasdaq Food & Beverage ETF                             2,192,220         2,176,633
First Trust Nasdaq Oil & Gas ETF                                   1,230,713         1,222,542
First Trust Nasdaq Pharmaceuticals ETF                               906,164           907,997
First Trust Nasdaq Retail ETF                                      1,287,281         1,287,015
First Trust Nasdaq Semiconductor ETF                               4,400,339         4,378,892
First Trust Nasdaq Transportation ETF                                623,165           614,042

For the period September 20, 2016 through March 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                               Purchases            Sales
                                                            ----------------   ---------------
First Trust Nasdaq Bank ETF                                 $  1,025,046,218   $    11,795,427
First Trust Nasdaq Food & Beverage ETF                             7,005,661         2,039,206
First Trust Nasdaq Oil & Gas ETF                                   3,096,168         1,123,223
First Trust Nasdaq Pharmaceuticals ETF                             2,943,944           932,307
First Trust Nasdaq Retail ETF                                      3,048,274         1,045,910
First Trust Nasdaq Semiconductor ETF                              19,979,778         6,769,153
First Trust Nasdaq Transportation ETF                              4,306,581         2,309,642

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                                 MARCH 31, 2017

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, or stamp taxes. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process or the extent that cash is used in lieu of securities to purchase Creation Units.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The Redemption Transaction Fee is currently $500. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before August 30, 2018.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED FUND
VI:

We have audited the accompanying statements of assets and liabilities of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF, and First Trust Nasdaq Transportation ETF (collectively, the "Funds"), each a series of the First Trust Exchange-Traded Fund VI (the "Trust"), including the portfolios of investments, as of March 31, 2017, and the related statements of operations, statements of changes in net assets, and financial highlights for the period September 20, 2016 through March 31, 2017. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017 by correspondence with the Trust's custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded Fund VI, as of March 31, 2017, and the results of their operations, the changes in their net assets, and the financial highlights for the period September 20, 2016 through March 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Chicago, Illinois
May 23, 2017

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2017 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable period ended March 31, 2017, the following percentages of income dividend paid by the Funds qualified for the dividends received deduction available to corporations:

                                                                 Dividends
                                                                  Received
                                                                 Deduction
                                                                ------------
First Trust Nasdaq Bank ETF                                       100.00%
First Trust Nasdaq Food & Beverage ETF                            100.00%
First trust Nasdaq Oil & Gas ETF                                  100.00%
First Trust Nasdaq Pharmaceuticals ETF                            100.00%
First Trust Nasdaq Retail ETF                                     100.00%
First Trust Nasdaq Semiconductor ETF                              100.00%
First Trust Nasdaq Transportation ETF                             100.00%

For the taxable period ended March 31, 2017, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:

                                                                 Qualified
                                                                  Dividend
                                                                   Income
                                                                ------------
First Trust Nasdaq Bank ETF                                       100.00%
First Trust Nasdaq Food & Beverage ETF                            100.00%
First trust Nasdaq Oil & Gas ETF                                  100.00%
First Trust Nasdaq Pharmaceuticals ETF                            100.00%
First Trust Nasdaq Retail ETF                                     100.00%
First Trust Nasdaq Semiconductor ETF                              100.00%
First Trust Nasdaq Transportation ETF                             100.00%


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND VI.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with a Fund. The Funds have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to a Fund's net asset value and possibly face delisting.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2017 (UNAUDITED)

CONCENTRATION RISK. The Funds will be concentrated in securities of a certain sector or industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

BANKS RISK. Banks are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. In addition, banks are subject to extensive regulation at both the federal and state level, which may affect permissible activities, profitability and the amount of capital that they must maintain.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Funds have become more susceptible to potential operational risks through breaches in cyber security .A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of a Fund's third party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or issuers in which a Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because a Fund does not directly control the cyber security systems of issuers or third party service providers.

EQUITY SECURITIES RISK. Because the Funds invest in equity securities, the value of a Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FOOD AND BEVERAGE COMPANIES RISK. The food and beverage industry is very competitive and companies in the food and beverage industry are subject to a number of risks. Demographic and product trends, changing consumer preferences, nutritional and health-related concerns, competitive pricing, marketing campaigns, environmental factors, adverse changes in general economic conditions, government regulation, food inspection and processing control, consumer boycotts, risks of product tampering, product liability claims, and the availability and expense of liability insurance can affect the demand for, and success of, food and beverage products in the marketplace.

MARKET RISK. Market risk is the risk that a particular security or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments.

MARKET MAKER RISK. If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

NEW FUND RISK. The Funds currently have fewer assets than larger funds, and like other new funds, large inflows and outflows may impact a Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-CORRELATION RISK. Each Fund's return may not match the return of the Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing a Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, a Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. Each Fund is classified as "non-diversified" under the 1940 Act. As a result, a non-diversified Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, a Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2017 (UNAUDITED)

OIL AND GAS COMPANIES RISK. General problems of the oil & gas products sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. Friction with certain oil producing countries, and between the governments of the United States and other major exporters of oil to the United States, or policy shifts by governmental entities and intergovernmental entities such as OPEC, could put oil exports at risk. In addition, falling oil and gas prices may negatively impact the profitability and business prospects of certain energy companies. Further, global concerns of civil unrest in foreign countries may also affect the flow of oil from such countries.

PHARMACEUTICALS COMPANIES RISK. Pharmaceutical companies are subject to changing government regulation which could have a negative effect on the price, profitability and availability of their products and services. Regulations have been proposed to increase the availability and affordability of prescription drugs including proposals to increase access to generic drugs and to increase the rebates paid by drug manufacturers in exchange for Medicaid coverage of their products. Whether such proposals will be adopted cannot be predicted. In addition, such companies face increasing competition from existing generic drugs, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever be brought to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

REPLICATION MANAGEMENT RISK. Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by a Fund will generally not be bought or sold in response to market fluctuations.

RETAIL COMPANIES RISK. Retail companies are companies that are engaged in operating merchandise stores, which include department stores, discount stores, warehouse clubs and superstores, specialty stores, and home improvement and home furnishings stores. The retail industry is very competitive and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics, consumer tastes, fads, marketing campaigns and other factors that impact supply and demand can also affect the success of retail products in the marketplace.

SEMICONDUCTOR COMPANIES RISK. The First Trust Nasdaq Semiconductor ETF invests in companies primarily involved in the design, distribution, manufacture and sale of semiconductors. Semiconductor companies are significantly affected by rapid obsolescence, intense competition and global demand. The Fund is also subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes. The prices of the securities of semiconductor companies may fluctuate widely in response to such events.

SMALLER COMPANIES RISK. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TRANSPORTATION COMPANIES RISK. Transportation companies include those companies that are involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies, equipment manufacturers, parts suppliers, and companies involved in leasing, maintenance and other transportation related services. The transportation industry is cyclical in nature and changes in general economic conditions, fuel prices, operating costs, labor agreements and insurance costs can affect the demand for, and success of, transportation companies. In addition, regulatory changes and competition from foreign companies subject to more favorable government regulation may affect the success of transportation companies.

              NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2017 (UNAUDITED)

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF
                                                                                                PORTFOLIOS IN
                                 TERM OF OFFICE                                                THE FIRST TRUST         OTHER
       NAME, ADDRESS,            AND YEAR FIRST                                                 FUND COMPLEX      TRUSTEESHIPS OR
      DATE OF BIRTH AND            ELECTED OR                 PRINCIPAL OCCUPATIONS              OVERSEEN BY       DIRECTORSHIPS
   POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                 TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o Indefinite Term   Physician, Officer, Wheaton Orthopedics;         141        None
c/o First Trust Advisors L.P.                       Limited Partner, Gundersen Real Estate
120 E. Liberty Drive,           o Since Inception   Limited Partnership (June 1992 to
  Suite 400                                         December 2016); Member, Sportsmed LLC
Wheaton, IL 60187                                   (April 2007 to November 2015)
D.O.B.: 04/51


Thomas R. Kadlec, Trustee       o Indefinite Term   President, ADM Investor Services, Inc.           141        Director of ADM
c/o First Trust Advisors L.P.                        (Futures Commission Merchant)                              Investor Services,
120 E. Liberty Drive,           o Since Inception                                                               Inc., ADM Investor
  Suite 400                                                                                                     Services
Wheaton, IL 60187                                                                                               International and
D.O.B.: 11/57                                                                                                   Futures Industry
                                                                                                                Association


Robert F. Keith, Trustee        o Indefinite Term   President, Hibs Enterprises (Financial           141        Director of Trust
c/o First Trust Advisors L.P.                       and Management Consulting)                                  Company of
120 E. Liberty Drive,           o Since Inception                                                               Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee        o Indefinite Term   Managing Director and Chief Operating            141        Director of
c/o First Trust Advisors L.P.                       Officer (January 2015 to Present), Pelita                   Covenant Transport
120 E. Liberty Drive,           o Since Inception   Harapan Educational Foundation Inc.                         (May 2003
Suite 400                                           (Educational Products and Services);                        to May 2014)
Wheaton, IL 60187                                   President and Chief Executive Officer
D.O.B.: 03/54                                       (June 2012 to September 2014), Servant
                                                    Interactive LLC (Educational Products and
                                                    Services); President and Chief Executive
                                                    Officer (June 2012 to September 2014),
                                                    Dew Learning LLC (Educational Products
                                                    and Services); President (June 2002 to
                                                    June 2012), Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,     o Indefinite Term   Chief Executive Officer, First Trust             141        None
Chairman of the Board                               Advisors L.P. and First Trust Portfolios
120 E. Liberty Drive,           o Since Inception   L.P.; Chairman of the Board of Directors,
  Suite 400                                         BondWave LLC (Software Development
Wheaton, IL 60187                                   Company/Investment Advisor) and
D.O.B.: 09/55                                       Stonebridge Advisors LLC

-----------------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2017 (UNAUDITED)

                               POSITION AND             TERM OF OFFICE
    NAME, ADDRESS                OFFICES                AND LENGTH OF                        PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH             WITH TRUST                 SERVICE                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas          President and Chief          o Indefinite Term      Managing Director and Chief Financial Officer
120 E. Liberty Drive,   Executive Officer                                   (January 2016 to Present), Controller (January 2011
  Suite 400                                          o Since January 2016   to January 2016), Senior Vice President (April 2007
Wheaton, IL 60187                                                           to January 2016), First Trust Advisors L.P. and First
D.O.B.: 01/66                                                               Trust Portfolios L.P.; Chief Financial Officer
                                                                            (January 2016 to Present), BondWave LLC
                                                                            (Software Development Company) and Stonebridge
                                                                            Advisors LLC (Investment Advisor)


Donald P. Swade         Treasurer, Chief Financial   o Indefinite Term      Senior Vice President (July 2016 to Present), Vice
120 E. Liberty Drive,   Officer and Chief                                   President (April 2012 to July 2016), First Trust
  Suite 400             Accounting Officer           o Since January 2016   Advisors L.P. and First Trust Portfolios L.P.; Vice
Wheaton, IL 60187                                                           President (September 2006 to April 2012),
D.O.B.: 08/72                                                               Guggenheim Funds Investment Advisors, LLC
                                                                            and Claymore Securities, Inc.


W. Scott Jardine        Secretary and Chief          o Indefinite Term      General Counsel, First Trust Advisors L.P. and
120 E. Liberty Drive,   Legal Officer                                       First Trust Portfolios L.P.; Secretary and General
  Suite 400                                          o Since Inception      Counsel, BondWave LLC; Secretary, Stonebridge
Wheaton, IL 60187                                                           Advisors LLC
D.O.B.: 05/60


Daniel J. Lindquist     Vice President               o Indefinite Term      Managing Director (July 2012 to Present), Senior
120 E. Liberty Drive,                                                       Vice President (September 2005 to July 2012), First
  Suite 400                                          o Since Inception      Trust Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 02/70


Kristi A. Maher         Chief Compliance Officer     o Indefinite Term      Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,   and Assistant Secretary                             and First Trust Portfolios L.P.
  Suite 400                                          o Since Inception
Wheaton, IL 60187
D.O.B.: 12/66


Roger F. Testin         Vice President               o Indefinite Term      Senior Vice President, First Trust Advisors L.P.
120 E. Liberty Drive,                                                       and First Trust Portfolios L.P.
  Suite 400                                          o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66


Stan Ueland             Vice President               o Indefinite Term      Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                       Vice President (August 2005 to September 2012),
  Suite 400                                          o Since Inception      First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                           L.P.
D.O.B.: 11/70

-----------------------------

(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           MARCH 31, 2017 (UNAUDITED)

                                 PRIVACY POLICY

The open-end and closed-end funds advised by First Trust Advisors L.P. (each a "Fund") consider your privacy an important priority in maintaining our relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

PRIVACY ONLINE

We allow third-party companies, including AddThis (a social media sharing service), to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, we restrict access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).


March 2016

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


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


FIRST TRUST

First Trust Exchange-Traded Fund VI

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA  02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $140,000 for the fiscal year from Registrant's inception on September 20, 2016 through March 31, 2017.

(b) Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $643.37 for the fiscal year from Registrant's inception on September 20, 2016 through March 31, 2017. These fees are related to the review of pricing committee procedures.

       Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year from Registrant's inception on September 20, 2016 through March 31, 2017.

(c) Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $0 for the fiscal year from Registrant's inception on September 20, 2016 through March 31, 2017.

       Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for the fiscal year from Registrant's inception on September 20, 2016 through March 31, 2017.

(d) All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year from Registrant's inception on September 20, 2016 through March 31, 2017.

       All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year from Registrant's inception on September 20, 2016 through March 31, 2017.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

       Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

       The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

(e)(2) The percentage of services described in each of paragraphs (b) through
       (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph
       (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

           Registrant:                 Adviser and Distributor:
           -----------                 ------------------------
             (b) 0%                             (b) 0%
             (c) 0%                             (c) 0%
             (d) 0%                             (d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year from Registrant's inception on September 20, 2016 through March 31, 2017,were $643.37 for the registrant, $32,200 for the registrant's investment adviser, and $33,000 for the registrant's distributor.

(h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. INVESTMENTS.

(a) The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VI
             ------------------------------------------------------

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 23, 2017
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 23, 2017
     --------------

By (Signature and Title)                /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 23, 2017
     --------------